Consolidated VIEs and Noncontrolling Interests - PacificCo (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			12 Months Ended
	Oct. 30, 2017	Apr. 30, 2020	Oct. 31, 2019	Aug. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 30, 2019
Variable Interest Entity [Line Items]
Stock sold, stock price (in usd per share)										$ 23.23
Preferred stock liquidation preference (in usd per share)			$ 14.04
Noncontrolling interest		$ 92,800
Accumulated other comprehensive income, noncontrolling interest		10,400
Stock issued		280,300			$ 950,001
Charge to additional paid-in capital		$ 187,500
Series H-1
Variable Interest Entity [Line Items]
Conversion of stock (in shares)			28,489,311
Stock sold, price (in usd per share)		$ 9.84	$ 14.04
PacificCo
Variable Interest Entity [Line Items]
Stock sold (in shares)									500,000,000
Stock sold, stock price (in usd per share)									$ 10.00
Preferred stock liquidation preference (in usd per share)									$ 10.00
Affiliate of SBG | PacificCo
Variable Interest Entity [Line Items]
Payments to noncontrolling interests	$ 200,000			$ 100,000		$ 100,000	$ 100,000	$ 100,000
Noncontrolling interest contribution cancelled						$ 100,000